NOTE PAYABLE AND OTHER RELATED PARTY TRANSACTIONS (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 1,700	$ 38,000